QUARTERLY FINANCIAL DATA (Unaudited) - Summarized quarterly financial data (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2011 CNY	Jun. 30, 2011 CNY	Mar. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Quarterly Financial Information Disclosure [Abstract]
Sales	331,838,948	372,661,920	351,199,883	269,251,054	409,867,833	427,274,276	380,237,779	196,909,519	$ 210,537	1,324,952	1,414,289	967,074
Gross (loss) profit	101,188,193	124,198,653	108,260,886	99,262,292	141,621,618	159,911,708	145,078,827	72,204,313
Net (loss) income from continuing operations	23,852,861	24,726,357	14,943,698	24,969,877	34,436,045	54,118,583	47,520,217	18,063,583	16,344	102,856	175,473	116,318
Net (loss) income from discontinued operations
Net (loss) income	23,852,861	24,726,357	14,943,698	24,969,877	34,436,045	54,118,583	47,520,217	18,063,583	$ 14,062	88,493	154,139	90,004
Earnings per share - Basic	1.48	1.53	0.92	1.54	2.13	3.37	2.92	1.12	$ 0.87	5.47	9.54	5.57
Earnings per share - Diluted	1.42	1.47	0.90	1.50	2.09	3.29	2.89	1.10	$ 0.84	5.29	9.37	5.46